Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash	$ 12,283	$ 12,162
Money market funds	44,426	155,367
Marketable securities		6,893
Total cash and cash equivalents	$ 56,709	$ 174,422